MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated March 20, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement Balanced Fund found on page 4 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	40.00%
MM S&P 500 Index	20.47%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.13%
MM Select T. Rowe Price International Equity	11.40%
MM Select T. Rowe Price Real Assets	2.00%
Bond Funds	60.00%
MM Select T. Rowe Price Bond Asset	18.00%
T. Rowe Price Dynamic Global Bond	3.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%
T. Rowe Price Institutional High Yield	1.82%
T. Rowe Price High Yield	0.78%
T. Rowe Price Institutional Floating Rate	0.65%
MM Select T. Rowe Price Emerging Markets Bond	3.24%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	30.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2005 Fund found on page 11 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	36.50%
MM S&P 500 Index	18.69%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	5.59%
MM Select T. Rowe Price International Equity	10.40%
MM Select T. Rowe Price Real Assets	1.82%
Bond Funds	63.50%
MM Select T. Rowe Price Bond Asset	26.71%
T. Rowe Price Dynamic Global Bond	4.45%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.60%
T. Rowe Price Institutional High Yield	2.73%
T. Rowe Price High Yield	1.17%
T. Rowe Price Institutional Floating Rate	0.97%
MM Select T. Rowe Price Emerging Markets Bond	4.87%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	19.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2010 Fund found on page 19 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	41.50%
MM S&P 500 Index	21.24%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.36%
MM Select T. Rowe Price International Equity	11.83%
MM Select T. Rowe Price Real Assets	2.07%
Bond Funds	58.50%
MM Select T. Rowe Price Bond Asset	25.20%
T. Rowe Price Dynamic Global Bond	4.20%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.61%
T. Rowe Price Institutional High Yield	2.52%
T. Rowe Price High Yield	1.08%
T. Rowe Price Institutional Floating Rate	0.90%
MM Select T. Rowe Price Emerging Markets Bond	4.49%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	16.50%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found on page 27 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	48.50%
MM S&P 500 Index	18.63%
MM Select T. Rowe Price Large Cap Blend	6.20%
MM Select T. Rowe Price Small and Mid Cap Blend	7.43%
MM Select T. Rowe Price International Equity	13.82%
MM Select T. Rowe Price Real Assets	2.42%
Bond Funds	51.50%
MM Select T. Rowe Price Bond Asset	22.81%
T. Rowe Price Dynamic Global Bond	3.80%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.57%
T. Rowe Price Institutional High Yield	2.19%
T. Rowe Price High Yield	0.94%
T. Rowe Price Institutional Floating Rate	0.78%
MM Select T. Rowe Price Emerging Markets Bond	3.91%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	13.50%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2020 Fund found on page 35 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	58.00%
MM S&P 500 Index	18.25%
MM Select T. Rowe Price Large Cap Blend	11.46%
MM Select T. Rowe Price Small and Mid Cap Blend	8.86%
MM Select T. Rowe Price International Equity	16.53%
MM Select T. Rowe Price Real Assets	2.90%
Bond Funds	42.00%
MM Select T. Rowe Price Bond Asset	20.10%
T. Rowe Price Dynamic Global Bond	3.35%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.48%
T. Rowe Price Institutional High Yield	1.84%
T. Rowe Price High Yield	0.79%
T. Rowe Price Institutional Floating Rate	0.66%
MM Select T. Rowe Price Emerging Markets Bond	3.28%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	8.50%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2025 Fund found on page 43 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	66.50%
MM S&P 500 Index	15.46%
MM Select T. Rowe Price Large Cap Blend	18.60%
MM Select T. Rowe Price Small and Mid Cap Blend	10.17%
MM Select T. Rowe Price International Equity	18.95%
MM Select T. Rowe Price Real Assets	3.32%
Bond Funds	33.50%
MM Select T. Rowe Price Bond Asset	17.11%
T. Rowe Price Dynamic Global Bond	2.85%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.34%
T. Rowe Price Institutional High Yield	1.46%
T. Rowe Price High Yield	0.62%
T. Rowe Price Institutional Floating Rate	0.52%
MM Select T. Rowe Price Emerging Markets Bond	2.60%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	5.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2030 Fund found on page 51 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	74.50%
MM S&P 500 Index	12.70%
MM Select T. Rowe Price Large Cap Blend	25.46%
MM Select T. Rowe Price Small and Mid Cap Blend	11.39%
MM Select T. Rowe Price International Equity	21.23%
MM Select T. Rowe Price Real Assets	3.72%
Bond Funds	25.50%
MM Select T. Rowe Price Bond Asset	14.10%
T. Rowe Price Dynamic Global Bond	2.35%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.07%
T. Rowe Price Institutional High Yield	1.11%
T. Rowe Price High Yield	0.48%
T. Rowe Price Institutional Floating Rate	0.40%
MM Select T. Rowe Price Emerging Markets Bond	1.99%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	2.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2035 Fund found on page 59 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	81.00%
MM S&P 500 Index	10.46%
MM Select T. Rowe Price Large Cap Blend	31.02%
MM Select T. Rowe Price Small and Mid Cap Blend	12.39%
MM Select T. Rowe Price International Equity	23.08%
MM Select T. Rowe Price Real Assets	4.05%
Bond Funds	19.00%
MM Select T. Rowe Price Bond Asset	11.41%
T. Rowe Price Dynamic Global Bond	1.90%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.77%
T. Rowe Price Institutional High Yield	0.82%
T. Rowe Price High Yield	0.35%
T. Rowe Price Institutional Floating Rate	0.29%
MM Select T. Rowe Price Emerging Markets Bond	1.46%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2040 Fund found on page 67 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	86.50%
MM S&P 500 Index	8.04%
MM Select T. Rowe Price Large Cap Blend	36.26%
MM Select T. Rowe Price Small and Mid Cap Blend	13.23%
MM Select T. Rowe Price International Equity	24.65%
MM Select T. Rowe Price Real Assets	4.32%
Bond Funds	13.50%
MM Select T. Rowe Price Bond Asset	8.10%
T. Rowe Price Dynamic Global Bond	1.35%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.42%
T. Rowe Price Institutional High Yield	0.45%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.16%
MM Select T. Rowe Price Emerging Markets Bond	0.82%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2045 Fund found on page 75 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2050 Fund found on page 83 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2055 Fund found on page 91 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2060 Fund found on page 99 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

The following information replaces similar information for the Funds found under the heading MassMutual Select T. Rowe Price Retirement Funds in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 108:
The following table details the way each MassMutual Select T. Rowe Price Retirement Fund is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Funds’ shareholder reports set forth their actual allocations between stock funds and bond funds and to the individual Underlying Funds. At any given time, a Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the SAI. More detailed information about each Underlying Fund is available in each Underlying Fund’s prospectus.
	Retirement Balanced	Retirement 2005	Retirement 2010	Retirement 2015	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
Stock Funds	40.00%	36.50%	41.50%	48.50%	58.00%	66.50%	74.50%	81.00%	86.50%	90.00%	90.00%	90.00%	90.00%
MM S&P 500 Index	20.47%	18.69%	21.24%	18.63%	18.25%	15.46%	12.70%	10.46%	8.04%	6.87%	6.87%	6.87%	6.87%
MM Select T. Rowe Price Large Cap Blend	0.00%	0.00%	0.00%	6.20%	11.46%	18.60%	25.46%	31.02%	36.26%	39.22%	39.22%	39.22%	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	6.13%	5.59%	6.36%	7.43%	8.86%	10.17%	11.39%	12.39%	13.23%	13.76%	13.76%	13.76%	13.76%
MM Select T. Rowe Price International Equity	11.40%	10.40%	11.83%	13.82%	16.53%	18.95%	21.23%	23.08%	24.65%	25.65%	25.65%	25.65%	25.65%
MM Select T. Rowe Price Real Assets	2.00%	1.82%	2.07%	2.42%	2.90%	3.32%	3.72%	4.05%	4.32%	4.50%	4.50%	4.50%	4.50%
Bond Funds	60.00%	63.50%	58.50%	51.50%	42.00%	33.50%	25.50%	19.00%	13.50%	10.00%	10.00%	10.00%	10.00%
MM Select T. Rowe Price Bond Asset	18.00%	26.71%	25.20%	22.81%	20.10%	17.11%	14.10%	11.41%	8.10%	6.00%	6.00%	6.00%	6.00%
T. Rowe Price Dynamic Global Bond	3.00%	4.45%	4.20%	3.80%	3.35%	2.85%	2.35%	1.90%	1.35%	1.00%	1.00%	1.00%	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%	3.60%	3.61%	3.57%	3.48%	3.34%	3.07%	2.77%	2.42%	2.00%	2.00%	2.00%	2.00%
T. Rowe Price Institutional High Yield	1.82%	2.73%	2.52%	2.19%	1.84%	1.46%	1.11%	0.82%	0.45%	0.28%	0.28%	0.28%	0.28%
T. Rowe Price High Yield	0.78%	1.17%	1.08%	0.94%	0.79%	0.62%	0.48%	0.35%	0.20%	0.12%	0.12%	0.12%	0.12%
T. Rowe Price Institutional Floating Rate	0.65%	0.97%	0.90%	0.78%	0.66%	0.52%	0.40%	0.29%	0.16%	0.10%	0.10%	0.10%	0.10%
MM Select T. Rowe Price Emerging Markets Bond	3.24%	4.87%	4.49%	3.91%	3.28%	2.60%	1.99%	1.46%	0.82%	0.50%	0.50%	0.50%	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	30.00%	19.00%	16.50%	13.50%	8.50%	5.00%	2.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	40.00%
MM S&P 500 Index	20.47%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.13%
MM Select T. Rowe Price International Equity	11.40%
MM Select T. Rowe Price Real Assets	2.00%
Bond Funds	60.00%
MM Select T. Rowe Price Bond Asset	18.00%
T. Rowe Price Dynamic Global Bond	3.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%
T. Rowe Price Institutional High Yield	1.82%
T. Rowe Price High Yield	0.78%
T. Rowe Price Institutional Floating Rate	0.65%
MM Select T. Rowe Price Emerging Markets Bond	3.24%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	30.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD Bal)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	36.50%
MM S&P 500 Index	18.69%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	5.59%
MM Select T. Rowe Price International Equity	10.40%
MM Select T. Rowe Price Real Assets	1.82%
Bond Funds	63.50%
MM Select T. Rowe Price Bond Asset	26.71%
T. Rowe Price Dynamic Global Bond	4.45%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.60%
T. Rowe Price Institutional High Yield	2.73%
T. Rowe Price High Yield	1.17%
T. Rowe Price Institutional Floating Rate	0.97%
MM Select T. Rowe Price Emerging Markets Bond	4.87%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	19.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	41.50%
MM S&P 500 Index	21.24%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.36%
MM Select T. Rowe Price International Equity	11.83%
MM Select T. Rowe Price Real Assets	2.07%
Bond Funds	58.50%
MM Select T. Rowe Price Bond Asset	25.20%
T. Rowe Price Dynamic Global Bond	4.20%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.61%
T. Rowe Price Institutional High Yield	2.52%
T. Rowe Price High Yield	1.08%
T. Rowe Price Institutional Floating Rate	0.90%
MM Select T. Rowe Price Emerging Markets Bond	4.49%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	16.50%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	48.50%
MM S&P 500 Index	18.63%
MM Select T. Rowe Price Large Cap Blend	6.20%
MM Select T. Rowe Price Small and Mid Cap Blend	7.43%
MM Select T. Rowe Price International Equity	13.82%
MM Select T. Rowe Price Real Assets	2.42%
Bond Funds	51.50%
MM Select T. Rowe Price Bond Asset	22.81%
T. Rowe Price Dynamic Global Bond	3.80%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.57%
T. Rowe Price Institutional High Yield	2.19%
T. Rowe Price High Yield	0.94%
T. Rowe Price Institutional Floating Rate	0.78%
MM Select T. Rowe Price Emerging Markets Bond	3.91%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	13.50%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	58.00%
MM S&P 500 Index	18.25%
MM Select T. Rowe Price Large Cap Blend	11.46%
MM Select T. Rowe Price Small and Mid Cap Blend	8.86%
MM Select T. Rowe Price International Equity	16.53%
MM Select T. Rowe Price Real Assets	2.90%
Bond Funds	42.00%
MM Select T. Rowe Price Bond Asset	20.10%
T. Rowe Price Dynamic Global Bond	3.35%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.48%
T. Rowe Price Institutional High Yield	1.84%
T. Rowe Price High Yield	0.79%
T. Rowe Price Institutional Floating Rate	0.66%
MM Select T. Rowe Price Emerging Markets Bond	3.28%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	8.50%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	66.50%
MM S&P 500 Index	15.46%
MM Select T. Rowe Price Large Cap Blend	18.60%
MM Select T. Rowe Price Small and Mid Cap Blend	10.17%
MM Select T. Rowe Price International Equity	18.95%
MM Select T. Rowe Price Real Assets	3.32%
Bond Funds	33.50%
MM Select T. Rowe Price Bond Asset	17.11%
T. Rowe Price Dynamic Global Bond	2.85%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.34%
T. Rowe Price Institutional High Yield	1.46%
T. Rowe Price High Yield	0.62%
T. Rowe Price Institutional Floating Rate	0.52%
MM Select T. Rowe Price Emerging Markets Bond	2.60%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	5.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	74.50%
MM S&P 500 Index	12.70%
MM Select T. Rowe Price Large Cap Blend	25.46%
MM Select T. Rowe Price Small and Mid Cap Blend	11.39%
MM Select T. Rowe Price International Equity	21.23%
MM Select T. Rowe Price Real Assets	3.72%
Bond Funds	25.50%
MM Select T. Rowe Price Bond Asset	14.10%
T. Rowe Price Dynamic Global Bond	2.35%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.07%
T. Rowe Price Institutional High Yield	1.11%
T. Rowe Price High Yield	0.48%
T. Rowe Price Institutional Floating Rate	0.40%
MM Select T. Rowe Price Emerging Markets Bond	1.99%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	2.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	81.00%
MM S&P 500 Index	10.46%
MM Select T. Rowe Price Large Cap Blend	31.02%
MM Select T. Rowe Price Small and Mid Cap Blend	12.39%
MM Select T. Rowe Price International Equity	23.08%
MM Select T. Rowe Price Real Assets	4.05%
Bond Funds	19.00%
MM Select T. Rowe Price Bond Asset	11.41%
T. Rowe Price Dynamic Global Bond	1.90%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.77%
T. Rowe Price Institutional High Yield	0.82%
T. Rowe Price High Yield	0.35%
T. Rowe Price Institutional Floating Rate	0.29%
MM Select T. Rowe Price Emerging Markets Bond	1.46%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	86.50%
MM S&P 500 Index	8.04%
MM Select T. Rowe Price Large Cap Blend	36.26%
MM Select T. Rowe Price Small and Mid Cap Blend	13.23%
MM Select T. Rowe Price International Equity	24.65%
MM Select T. Rowe Price Real Assets	4.32%
Bond Funds	13.50%
MM Select T. Rowe Price Bond Asset	8.10%
T. Rowe Price Dynamic Global Bond	1.35%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.42%
T. Rowe Price Institutional High Yield	0.45%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.16%
MM Select T. Rowe Price Emerging Markets Bond	0.82%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Fund”)
Supplement dated March 20, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.28%
T. Rowe Price High Yield	0.12%
T. Rowe Price Institutional Floating Rate	0.10%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2060)-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated March 20, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following biographies beginning on page B-48 in the section titled Management of the Trust are deleted and replaced by the following:
Robert E. Joyal3
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 74
Trustee since 2003
Trustee of 111 portfolios in fund complex1
Trustee of the Trust
Retired; Director (since 2018), Jeffries Financial Group Inc. (holding company); Director (2013 – 2018), Leucadia National Corporation (holding company); Director (2012 – 2017), Ormat Technology, Inc. (provider of alternative energy technology); Director (2006 – 2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).
Andrew M. Goldberg
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2001
Officer of 109 portfolios in fund complex
Vice President, Secretary, and Chief Legal Officer of the Trust
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel
(2004 – 2018), MassMutual; Secretary (since 2015), Assistant Secretary (2013 – 2015), MML Advisers; Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001 – 2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005 – 2008), MML Series Investment Fund II (open-end investment company).

Renee Hitchcock
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 48
Officer since 2007
Officer of 109 portfolios in fund complex
Chief Financial Officer and Treasurer of the Trust
Head of Mutual Fund Administration (since 2018), Assistant Vice President (2015 – 2018), Director
(2007 – 2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer
(2007 – 2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007 – 2016), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007 – 2016), MML Series Investment Fund II (open-end investment company).
Jill Nareau Robert
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 46
Officer since 2008
Officer of 109 portfolios in fund complex
Vice President and Assistant Secretary of the Trust
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel
(2009 – 2018), MassMutual; Assistant Secretary (since 2015), MML Advisers; Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008-2017), MassMutual Premier Funds (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (2008 – 2017), MML Series Investment Fund (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008 – 2017), MML Series Investment Fund II (open-end investment company).
Douglas Steele
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 43
Officer since 2016
Officer of 109 portfolios in fund complex
Vice President of the Trust
Vice President and Head of Investment Management (since 2017), Head of Investment Due Diligence
(2016 – 2017), MML Advisers; Head of Investment Management (since 2017), Assistant Vice President (2013 – 2017),, MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).
Philip S. Wellman
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 54
Officer since 2007
Officer of 109 portfolios in fund complex
Vice President and Chief Compliance Officer of the Trust
Vice President and Chief Compliance Officer (since 2013), MML Advisers; Head of Mutual Funds and RIA Compliance (since 2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (2014 – 2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008 – 2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series

Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).
Tina Wilson
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 48
Officer since 2016
Officer of 109 portfolios in fund complex
Vice President of the Trust
President (since 2018), Head of Investments (since 2016), and Vice President (2016 – 2018), MML
Advisers; Head of Investment Solutions Innovation, Product Management (since 2018), Senior Vice
President (2014 – 2018), Vice President (2009 – 2014), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); President (since 2017), Vice President (2016 – 2017), MML Series Investment Fund (open-end investment company); President (since 2017), Vice President (2016 – 2017), MML Series Investment Fund II (open-end investment company).
The first full paragraph on page B-74 in the section titled Description of Shares is deleted and replaced by the following:
The Trustees may divide the shares of any series into two or more classes having such preferences or special or relative rights and privileges as the Trustees may determine, without obtaining shareholder approval. The Trustees have currently authorized the establishment and designation of 10 classes of shares, between one and seven classes of shares for each series of the Trust: Class I Shares, Class R5 Shares, Service Class Shares, Administrative Class Shares, Class A Shares, Class R4 Shares, Class R3 Shares, Class M5 Shares, Class M4 Shares, and Class M3 Shares. Currently, only Class I Shares, are offered by the MM Select Equity Asset Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, MassMutual Select T. Rowe Price International Equity Fund, MassMutual Select T. Rowe Price Real Assets Fund, MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund. Currently, only Class I Shares, Class M5 Shares, Class M4 Shares, and Class M3 Shares are offered by the MassMutual Select T. Rowe Price Retirement Funds. Class I Shares, Class R5 Shares, Service Class Shares, Administrative Class Shares, Class A Shares, Class R4 Shares, and Class R3 Shares are offered by all other series of the Trust. All shares of a particular class of each series represent an equal proportionate interest in the assets and liabilities belonging to that series allocable to that class.
The last sentence of the second full paragraph on page B-80 under the heading Fund Distributions in the section titled Taxation is deleted and replaced by the following:
Pursuant to proposed regulations on which a Fund or Underlying Fund may rely, distributions by a Fund or Underlying Fund to its shareholders that the Fund or Underlying Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund or Underlying Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund’s or Underlying Fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.
The following information supplements the information found on page B-117 under the heading Bond Funds in the section titled Appendix D: Description of Underlying Funds:
T. Rowe Price High Yield Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks high current income and, secondarily, capital appreciation.
Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by T. Rowe Price. If a holding is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the lower rating will be used for purposes of the fund’s 80% investment policy. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.
While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the fund may be senior or subordinate obligations of the borrower. The fund may invest up to 15% of its total assets in bank loans.
The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. In selecting investments, the fund relies extensively on T. Rowe Price credit research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.
While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers (including securities of issuers in emerging markets). The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated bonds of foreign issuers. The fund may also use forward currency exchange contracts, credit default swaps, and index options in keeping with the fund’s objective. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps would generally be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. Index options would typically be used to efficiently access or adjust exposure to certain market segments and to generate additional income.
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SAI B3001M (TRowe TD)-19-01